Note 12 - Deferred Share Units (Details) - Deferred Share Units [Member] - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	$ 7,565	$ 30,355	$ 31,628
Additional paid in capital	866	1,738	1,674
Accrued liability	$ 0	$ 7,562	$ 7,261
Accrued liability	0	866	235